Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Granted loans to certain non-executive officers and directors	$ 18.6	$ 16.7
Total principal additions	8.0
Total principal reductions	$ 6.1